UNITED STATES               ------------------------
                                                              OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION     ------------------------
                       Washington, D.C. 20549           OMB Number:   3235-0456
                                                        Expires: June 30, 2009
                                                        Estimated average burden
                                                        hours per response.... 2
                             FORM 24F-2                 ------------------------
                  ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F-2

       READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1. Name and address of issuer:
             Lehman Brothers Institutional Liquidity Cash Management Funds (Formerly Lehman Brothers Institutional Liquidity Series)
             605 Third Avenue, 2nd Floor
             New York, NY 10158-0180

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 2. The name of each series or class of securities  for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                     Cash Management Money Market Portfolio
            (Formerly, Lehman Brothers Institutional Liquidity Fund)

                         Cash Management Prime Portfolio
                  (Formerly, Lehman Brothers Prime Money Fund)


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 3. Investment Company Act File Number:  811-21648

     Securities Act File Number:  333-120167


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 4(a).  Last day of fiscal year for which this Form is filed:
                              March 31, 2007

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 4(b).  [ ] Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) N/A

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE

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 4(c).  [ ] Check box if this is the last time the issuer will be filing this
        Form.    N/A

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

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 5. Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                $24,124,578,032.39
                                                              ------------------

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year:      $24,010,159,980.28
                                                         ------------------

       (iii) Aggregate price of securities redeemed
             or repurchased  during any PRIOR fiscal
             year ending no earlier  than  October
             11, 1995 that were not previously used
             to  reduce registration fees payable to
             the Commission:                             $0
                                                         --

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                    $24,010,159,980.28
                                                              ------------------

         (v) Net sales -- If Item 5(i) is  greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                    $114,418,052.11
                                                                 ---------------

        (vi) Redemption credits available for use        $0
             in future years - if Item 5(i) is less      --
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:

       (vii) Multiplier for determining registration  x               $0.0000307
             fee (See Instruction C.9):                               ----------

      (viii) Registration fee due [multiply Item      =                $3,512.63
             5(v) by Item 5(vii)] (enter "0" if                        =========
             no fee is due):

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 6. Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                      +                       $0
                                                                               -

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 8. Total of the amount of the registration fee due plus any interest due [line
    5(viii) plus line 7]:
                                                      =                $3,512.63
                                                                       =========
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 9. Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository: 6/27/2007

       Method of Delivery:
                           [X]  Wire Transfer                   CIK # 0001303682
                           [ ]  Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John McGovern
                           -----------------------------------------------
                           Name: John McGovern

                           Treasurer and Principal Accounting & Financial
                           Officer
                           -----------------------------------------------
                           Title

   Date: 6/28/2007
         ---------


  *Please print the name and title of the signing officer below the signature.